Income Tax - Additional information (Details) ¥ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 HKD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Income Tax
Current income tax expense	¥ 4,100		¥ 5,900	¥ 2,900
Provision for income taxes	¥ 0		0	0
China
Income Tax
Interest income earned (in percentage)	10.00%	10.00%
PRC CIT rate (in Percentage)	15.00%	15.00%
U.S.
Income Tax
Interest income earned (in percentage)	30.00%	30.00%
Applicable income tax rate (in percentage)	30.00%	30.00%
U.S. | Domestic jurisdiction
Income Tax
Applicable income tax rate (in percentage)	21.00%	21.00%
U.S. | State and local tax jurisdiction
Income Tax
Applicable income tax rate (in percentage)	8.84%	8.84%
Hong Kong
Income Tax
Foreign tax rates (in percentage)	16.50%	16.50%
Profits earned by company | $		$ 2.0
Applicable income tax rate (in percentage)	8.25%	8.25%
Provision for income taxes	¥ 0		¥ 0	¥ 0
United Arab Emirates
Income Tax
Applicable income tax rate (in percentage)	9.00%	9.00%
Singapore
Income Tax
Applicable income tax rate (in percentage)	17.00%	17.00%
PRC
Income Tax
Interest income earned (in percentage)	10.00%	10.00%
Applicable income tax rate (in percentage)	25.00%	25.00%